Provision for Reinstatement Cost - Summary of Provision for Reinstatement Cost (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Provision For Reinstatement Cost [Line Items]
Beginning of financial year	$ 377		$ 375
Currency revaluation adjustment	(5)		(2)
Additions from new leases during the year	71		0
Accretion cost	11		4
Acquisition of business	151		0
Provision utilised during the year	0	[1]	0
Current	36		21
Non-current	569		356
End of financial year	$ 605		$ 377

[1]	Less than $1,000